UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: May 17, 2004



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $166,080
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None




ACTIVE POWER INC         COM       00504W100     2,684    833,669   SH         Sole        833,669
ADVANCIS PHRMCTCL CORP   COM       00764L109     9,674  1,058,462   SH         Sole      1,058,462
AGERE SYS INC            CL B      00845V209       332    106,516   SH         Sole        106,516
AIRSPAN NETWORKS INC     COM       00950H102     9,524  1,630,853   SH         Sole      1,630,853
ALLSTATE CORP            COM       020002101       205      4,500   SH         Sole          4,500
ALLTEL CORP              COM       020039103       259      5,200   SH         Sole          5,200
AON CORP                 COM       037389103       435     15,575   SH         Sole         15,575
AROTECH CORP             COM       042682104        97     50,550   SH         Sole         50,550
ASHLAND INC              COM       044204105       331      7,125   SH         Sole          7,125
AVANT IMMUNOTHER         COM       053491106     2,359    903,708   SH         Sole        903,708
BOEING CO                COM       097023105       481     11,700   SH         Sole         11,700
CAPSTONE TURBINE CORP    COM       14067D102     5,003  2,025,467   SH         Sole      2,025,467
CIGNA CORP               COM       125509109       382      6,475   SH         Sole          6,475
CISCO SYS INC            COM       17275R102       370     15,707   SH         Sole         15,707
CIT GROUP INC            COM       125581108       268      7,050   SH         Sole          7,050
CITIGROUP INC            COM       172967101       308      5,950   SH         Sole          5,950
CNF INC                  COM       12612W104       302      9,000   SH         Sole          9,000
COMMERCE ONE INC DEL     COM       200693208       161     99,727   SH         Sole         99,727
COMPUTER ASS INTL INC    COM       204912109       692     25,775   SH         Sole         25,775
CYBERONICS INC           COM       23251P102    27,253  1,137,919   SH         Sole      1,137,919
DIVERSA CORP             COM       255064107    14,621  1,639,153   SH         Sole      1,639,153
GENAERA CORP             COM       36867G100     1,282    286,890   SH         Sole        286,890
GENVEC INC               COM       37246C109     8,994  2,591,790   SH         Sole      2,591,790
GENZYME CORPORATION      COM       372917104       603     12,880   SH         Sole         12,880
HEWLETT PACKARD CO       COM       428236103       369     16,150   SH         Sole         16,150
HUMN GENOME SCCES INC    COM       444903108     1,907    187,497   SH         Sole        187,497
IVILLAGE INC             COM       46588H105    11,439  1,672,319   SH         Sole      1,672,319
LEAR CORP                COM       521865105       285      4,600   SH         Sole          4,600
LOEWS CORP               COM       540424108       335      5,675   SH         Sole          5,675
LUCENT TECHNLOGIES       COM       549463107     1,655    402,614   SH         Sole        402,614
MILLENNIUM PHARMACTLS    COM       599902103     1,351     79,938   SH         Sole         79,938
MOBILE TELESYSTMS       SPNS ADR   607409109     1,944     14,785   SH         Sole         14,785
MONSANTO CO NEW          COM       61166W101       201      5,475   SH         Sole          5,475
MRO SOFTWARE INC         COM       55347W105       806     69,385   SH         Sole         69,385
NITROMED INC             COM       654798503    42,745  5,445,215   SH         Sole      5,445,215
ONESOURCE INFO SVCS      COM       68272J106     3,025    368,065   SH         Sole        368,065
QUOVADX INC              COM       74913K106       372    101,106   SH         Sole        101,106
ROSTELECOM LNG DIS      SPNS ADR   778529107     1,590    106,723   SH         Sole        106,723
SARA LEE CORP            COM       803111103       395     18,050   SH         Sole         18,050
TORCHMARK CORP           COM       891027104       217      4,025   SH         Sole          4,025
VIAD CORP                COM       92552R109       268     11,100   SH         Sole         11,100
VICURON PHARMCTLS INC    COM       926471103     9,579    421,055   SH         Sole        421,055
WASHINGTON MUT INC       COM       939322103       243      5,700   SH         Sole          5,700
WHIRLPOOL CORP           COM       963320106       367      5,325   SH         Sole          5,325
WISCONSIN ENERGY CORP    COM       976657106       367     11,425   SH         Sole         11,425



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